Consolidated statements of operations (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Interest and dividend income	9,880	10,771
Interest expense	(5,301)	(6,495)
Net interest income	4,579	4,276
Commissions and fees	6,523	6,687
Trading revenues	751	2,164
Other revenues	1,178	660
Net revenues	13,031	13,787
Provision for credit losses	23	37
Compensation and benefits	5,997	5,843
General and administrative expenses	5,162	3,644
Commission expenses	740	921
Total other operating expenses	5,902	4,565
Total operating expenses	11,899	10,408
Income from continuing operations before taxes	1,109	3,342
Income tax expense	802	925
Income from continuing operations	307	2,417
Income/(loss) from discontinued operations, net of tax	6	(3)
Net income	313	2,414
Net income/(loss) attributable to noncontrolling interests	184	535
Net income attributable to shareholders	129	1,879
of which from continuing operations	123	1,882
of which from discontinued operations	6	(3)